Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 653	$ 588	$ 688
Mexico [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	254	269	452
United States [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	297	266	253
Europe [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	134	108	54
Corporate and other [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ (32)	$ (55)	$ (71)